JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 39.0%
Aerospace & Defense — 0.9%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	200,000	225,800
Boeing Co. (The)
1.95%, 2/1/2024	13,000	13,125
2.75%, 2/1/2026	20,000	20,497
3.10%, 5/1/2026	15,000	15,621
3.60%, 5/1/2034	20,000	20,198
3.25%, 2/1/2035	20,000	19,587
Howmet Aerospace, Inc.
5.13%, 10/1/2024	142,000	154,411
5.95%, 2/1/2037	14,000	16,483
Lockheed Martin Corp. 4.09%, 9/15/2052	89,000	120,731
Moog, Inc. 4.25%, 12/15/2027 (a)	20,000	20,607
Precision Castparts Corp. 4.38%, 6/15/2045	49,000	61,169
Raytheon Technologies Corp.
3.50%, 3/15/2027 (a)	40,000	45,455
4.13%, 11/16/2028	135,000	160,931
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a)	105,000	112,743
TransDigm, Inc. 6.25%, 3/15/2026 (a)	25,000	26,500
Triumph Group, Inc.
6.25%, 9/15/2024 (a)	10,000	9,700
7.75%, 8/15/2025	16,000	14,040

		1,057,598

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023 (a)	40,000	40,656
6.75%, 8/15/2024 (a)	75,000	79,466

		120,122

Airlines — 0.1%
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	33,167	32,642
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	19,450
4.88%, 1/15/2025	16,000	15,419

		67,511

Auto Components — 0.3%
Adient US LLC 7.00%, 5/15/2026 (a)	105,000	113,925
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	73,000	75,646
BorgWarner, Inc. 5.00%, 10/1/2025 (a)	20,000	23,444

Investments	Principal Amount($)	Value($)
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	5,000	5,662
5.63%, 11/15/2026 (a)	30,000	24,198
Dana Financing Luxembourg SARL 6.50%, 6/1/2026 (a)	15,000	15,750
Dana, Inc. 5.38%, 11/15/2027	60,000	63,825
Goodyear Tire & Rubber Co. (The) 5.00%, 5/31/2026	19,000	19,380
Icahn Enterprises LP 6.38%, 12/15/2025	22,000	22,605

		364,435

Automobiles — 0.2%
Ford Motor Co.
8.50%, 4/21/2023	70,000	78,532
9.00%, 4/22/2025	95,000	115,447

		193,979

Banks — 6.3%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (b)	61,000	61,881
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	239,000	251,080
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	215,000	233,341
3.88%, 8/1/2025	203,000	230,690
(ICE LIBOR USD 3 Month + 0.87%), 2.46%, 10/22/2025 (b)	235,000	249,405
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027 (b)	40,000	44,915
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	124,000	141,828
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	170,000	193,878
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	135,000	156,950
(SOFR + 1.37%), 1.92%, 10/24/2031 (b)	50,000	50,400
(ICE LIBOR USD 3 Month + 1.32%), 4.08%, 4/23/2040 (b)	82,000	101,696
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	150,000	156,592
(ICE LIBOR USD 3 Month + 1.52%), 4.33%, 3/15/2050 (b)	86,000	113,466
Bank of Nova Scotia (The) (Canada) 1.63%, 5/1/2023	34,000	34,975
BNP Paribas SA (France) 3.25%, 3/3/2023	35,000	37,266
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	49,000	50,757
3.10%, 4/2/2024	34,000	36,792

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
CIT Group, Inc. 5.25%, 3/7/2025	24,000	27,030
Citigroup, Inc.
2.75%, 4/25/2022	115,000	118,578
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	160,000	173,720
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	235,000	267,629
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	145,000	168,906
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	25,000	27,258
(SOFR + 3.91%), 4.41%, 3/31/2031 (b)	155,000	186,992
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048 (b)	55,000	72,388
Citizens Financial Group, Inc. 2.50%, 2/6/2030	11,000	11,645
Comerica, Inc. 3.70%, 7/31/2023	28,000	30,272
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023 (b)	650,000	672,618
(SOFR + 1.73%), 2.01%, 9/22/2028 (b)	200,000	203,223
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (b)	200,000	229,869
7.63%, 5/17/2032	143,000	204,774
6.10%, 1/14/2042	185,000	275,800
KeyCorp 2.25%, 4/6/2027	52,000	55,197
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.67%, 7/25/2022	70,000	72,481
3.78%, 3/2/2025	56,000	62,636
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	16,000	16,774
Natwest Group plc (United Kingdom) 3.88%, 9/12/2023	200,000	216,691
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	89,000	97,324
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	45,000	53,358
Societe Generale SA (France) 4.00%, 1/12/2027 (a)	200,000	224,410
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	57,000	58,566
3.75%, 7/19/2023	43,000	46,574
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.05%, 9/12/2025 (a)	60,000	60,196

Investments	Principal Amount($)	Value($)
Toronto-Dominion Bank (The) (Canada)
3.25%, 3/11/2024	33,000	35,784
2.65%, 6/12/2024	71,000	75,925
Truist Bank 4.05%, 11/3/2025	45,000	51,791
Truist Financial Corp.
2.85%, 10/26/2024	114,000	123,427
1.95%, 6/5/2030	25,000	26,034
US Bancorp 3.00%, 7/30/2029	87,000	97,571
Wells Fargo & Co.
3.55%, 9/29/2025	77,000	85,974
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (b)	93,000	97,366
3.00%, 10/23/2026	285,000	313,789
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027 (b)	185,000	204,500
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	441,000	498,252
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031 (b)	105,000	111,310
(SOFR + 2.53%), 3.07%, 4/30/2041(b)	30,000	32,642
4.90%, 11/17/2045	25,000	33,262
4.75%, 12/7/2046	45,000	59,860
Westpac Banking Corp. (Australia)
3.65%, 5/15/2023	77,000	83,110
2.85%, 5/13/2026	25,000	27,632

		7,739,050

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	65,000	84,769
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029	140,000	171,782
4.90%, 1/23/2031	50,000	63,820
Coca-Cola Co. (The)
2.60%, 6/1/2050	35,000	37,084
2.50%, 3/15/2051	40,000	41,420
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	150,000	162,328
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025	38,000	42,429
4.60%, 5/25/2028	40,000	48,387
PepsiCo, Inc. 4.25%, 10/22/2044	64,000	84,064

		736,083

Biotechnology — 1.2%
AbbVie, Inc.
2.60%, 11/21/2024	300,000	320,637
2.95%, 11/21/2026	138,000	152,595

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.20%, 11/21/2029	53,000	60,093
4.05%, 11/21/2039	136,000	164,855
4.63%, 10/1/2042	75,000	96,511
Amgen, Inc.
2.20%, 2/21/2027	14,000	14,846
2.30%, 2/25/2031	150,000	158,380
3.15%, 2/21/2040	22,000	23,761
Biogen, Inc. 2.25%, 5/1/2030	80,000	82,651
Gilead Sciences, Inc.
2.95%, 3/1/2027	191,000	211,070
1.65%, 10/1/2030	118,000	117,470
2.80%, 10/1/2050	25,000	25,113

		1,427,982

Building Products — 0.2%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	20,000	20,450
Griffon Corp. 5.75%, 3/1/2028	50,000	52,975
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	20,975
4.75%, 1/15/2028 (a)	100,000	105,375
Summit Materials LLC 5.13%, 6/1/2025 (a)	25,000	25,375

		225,150

Capital Markets — 2.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	51,776
Bank of New York Mellon Corp. (The)
3.50%, 4/28/2023	42,000	45,145
2.10%, 10/24/2024	30,000	31,803
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	50,000	78,142
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	243,000	251,848
3.63%, 2/20/2024	60,000	65,471
3.50%, 4/1/2025	280,000	310,198
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025 (b)	201,000	219,112
3.50%, 11/16/2026	151,000	168,867
3.85%, 1/26/2027	116,000	132,550
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (b)	220,000	251,623
Morgan Stanley
3.75%, 2/25/2023	192,000	205,796
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024 (b)	65,000	69,881
(SOFR + 1.15%), 2.72%, 7/22/2025 (b)	180,000	192,510
3.88%, 1/27/2026	120,000	137,195
3.13%, 7/27/2026	130,000	145,179
3.63%, 1/20/2027	103,000	117,700

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (b)	330,000	375,161
4.38%, 1/22/2047	72,000	99,804
Northern Trust Corp. 3.95%, 10/30/2025	60,000	69,290
S&P Global, Inc. 3.25%, 12/1/2049	66,000	76,399
TD Ameritrade Holding Corp. 2.75%, 10/1/2029	46,000	50,611
UBS Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a)(b)	200,000	223,481

		3,369,542

Chemicals — 0.6%
CF Industries, Inc. 4.95%, 6/1/2043	30,000	37,387
Chemours Co. (The) 7.00%, 5/15/2025	22,000	22,770
CVR Partners LP 9.25%, 6/15/2023(a)	15,000	14,906
Dow Chemical Co. (The) 3.50%, 10/1/2024	24,000	26,330
Ecolab, Inc. 3.25%, 12/1/2027	50,000	56,863
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	30,000	31,274
Nutrition & Biosciences, Inc.
1.83%, 10/15/2027 (a)	26,000	26,558
3.27%, 11/15/2040 (a)	25,000	26,926
3.47%, 12/1/2050 (a)	13,000	14,198
Olin Corp. 5.13%, 9/15/2027	13,000	13,488
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	375,000	400,313
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	10,000	10,225
Valvoline, Inc. 4.38%, 8/15/2025	10,000	10,338

		691,576

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	23,000	23,575
ADT Security Corp. (The)
4.13%, 6/15/2023	26,000	27,398
4.88%, 7/15/2032 (a)	20,000	21,030
Aramark Services, Inc. 4.75%, 6/1/2026	25,000	25,550
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	25,000	26,336
GFL Environmental, Inc. (Canada) 3.75%, 8/1/2025 (a)	105,000	107,100

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Nielsen Finance LLC
5.00%, 4/15/2022 (a)	9,000	9,000
5.63%, 10/1/2028 (a)	80,000	85,276
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	25,000	26,500
5.75%, 4/15/2026 (a)	42,000	45,570
Stericycle, Inc. 3.88%, 1/15/2029 (a)	245,000	254,800

		652,135

Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (a)	142,000	149,810
Nokia OYJ (Finland) 4.38%, 6/12/2027	13,000	14,137
Plantronics, Inc. 5.50%, 5/31/2023 (a)	20,000	20,050

		183,997

Construction & Engineering — 0.0%(c)
AECOM 5.13%, 3/15/2027	18,000	20,115
Weekley Homes LLC 4.88%, 9/15/2028 (a)	20,000	20,906

		41,021

Consumer Finance — 0.7%
Ally Financial, Inc.
5.75%, 11/20/2025	64,000	74,737
8.00%, 11/1/2031	37,000	53,001
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	12,000	12,518
5.25%, 5/15/2024 (a)	80,000	85,451
4.25%, 4/15/2026 (a)	25,000	25,893
Capital One Financial Corp. 3.20%, 1/30/2023	79,000	83,527
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	8,000	6,800
Ford Motor Credit Co. LLC 4.39%, 1/8/2026	200,000	208,000
John Deere Capital Corp. 2.65%, 6/10/2026	108,000	118,411
Navient Corp.
6.13%, 3/25/2024	50,000	52,866
5.88%, 10/25/2024	20,000	20,990
OneMain Finance Corp. 7.13%, 3/15/2026	59,000	67,914
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022 (a)	15,000	15,686

		825,794

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc 5.25%, 4/30/2025 (a)	200,000	211,476
Ball Corp. 5.25%, 7/1/2025	20,000	22,950

Investments	Principal Amount($)	Value($)
Berry Global, Inc. 4.88%, 7/15/2026 (a)	55,000	58,391
Crown Americas LLC 4.25%, 9/30/2026	13,000	14,007
Greif, Inc. 6.50%, 3/1/2027 (a)	25,000	26,438
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	50,000	53,375
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	110,000	111,375
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	45,000	45,763
Sealed Air Corp. 5.50%, 9/15/2025 (a)	12,000	13,454

		557,229

Distributors — 0.0%(c)
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	11,000	11,701
Wolverine Escrow LLC 9.00%, 11/15/2026 (a)	20,000	16,800

		28,501

Diversified Consumer Services — 0.1%
Service Corp. International 5.13%, 6/1/2029	105,000	116,681

Diversified Financial Services — 0.4%
AIG Global Funding 1.90%, 10/6/2021 (a)	33,000	33,447
National Rural Utilities Cooperative Finance Corp.
3.40%, 2/7/2028	74,000	85,515
4.40%, 11/1/2048	61,000	81,227
ORIX Corp. (Japan) 4.05%, 1/16/2024	62,000	68,008
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	15,000	17,543
Shell International Finance BV (Netherlands)
3.63%, 8/21/2042	50,000	58,331
3.75%, 9/12/2046	39,000	46,870
3.13%, 11/7/2049	25,000	27,455
3.25%, 4/6/2050	40,000	45,149

		463,545

Diversified Telecommunication Services — 1.5%
AT&T, Inc.
1.65%, 2/1/2028	160,000	162,248
2.25%, 2/1/2032	150,000	151,773
3.10%, 2/1/2043	55,000	56,251
3.55%, 9/15/2055 (a)	33,000	33,773
CCO Holdings LLC
5.75%, 2/15/2026 (a)	114,000	118,174
5.13%, 5/1/2027 (a)	25,000	26,303

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
5.88%, 5/1/2027 (a)	30,000	31,327
5.00%, 2/1/2028 (a)	200,000	210,250
4.75%, 3/1/2030 (a)	75,000	79,425
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	12,000	12,480
5.63%, 4/1/2025	17,000	18,233
5.13%, 12/15/2026 (a)	10,000	10,398
4.00%, 2/15/2027 (a)	150,000	155,063
Series G, 6.88%, 1/15/2028	3,000	3,442
Cincinnati Bell, Inc.
7.00%, 7/15/2024 (a)	20,000	20,676
8.00%, 10/15/2025 (a)	9,000	9,636
Embarq Corp. 8.00%, 6/1/2036	13,000	15,615
Frontier Communications Corp. 6.88%, 1/15/2025 (d)	26,000	12,025
Intelsat Jackson Holdings SA (Luxembourg)
8.00%, 2/15/2024 (a)(d)(e)	15,000	15,337
8.50%, 10/15/2024 (a)(d)	28,000	19,743
Level 3 Financing, Inc.
5.38%, 5/1/2025	20,000	20,531
5.25%, 3/15/2026	54,000	55,826
Qwest Corp. 6.75%, 12/1/2021	25,000	26,322
Sprint Capital Corp. 8.75%, 3/15/2032	175,000	268,341
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	24,000	28,391
Verizon Communications, Inc.
4.02%, 12/3/2029	54,000	64,223
2.65%, 11/20/2040	50,000	51,415
3.85%, 11/1/2042	125,000	151,016
4.67%, 3/15/2055	49,000	67,484

		1,895,721

Electric Utilities — 2.0%
Alabama Power Co. Series 13-A, 3.55%, 12/1/2023	46,000	50,112
Arizona Public Service Co. 3.15%, 5/15/2025	36,000	39,505
Commonwealth Edison Co. 3.70%, 8/15/2028	100,000	116,837
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	59,711
Duke Energy Carolinas LLC 3.20%, 8/15/2049	59,000	68,207
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	55,000	63,178
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	48,000	49,023

Investments	Principal Amount($)	Value($)
Edison International 5.75%, 6/15/2027	75,000	87,737
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	15,284
2.65%, 6/15/2051	7,000	7,293
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	74,517
1.60%, 12/15/2030	10,000	10,128
3.05%, 6/1/2031	175,000	198,790
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	50,000	65,943
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	101,407
MidAmerican Energy Co. 3.65%, 4/15/2029	39,000	46,659
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	108,282
NextEra Energy Capital Holdings, Inc.
2.75%, 11/1/2029	70,000	76,201
2.25%, 6/1/2030	106,000	110,977
NRG Energy, Inc.
6.63%, 1/15/2027	59,000	62,098
5.75%, 1/15/2028	35,000	38,197
Ohio Power Co. Series P, 2.60%, 4/1/2030	50,000	54,976
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021 (b)	30,000	30,032
3.75%, 2/15/2024	100,000	106,397
3.30%, 3/15/2027	120,000	126,737
PG&E Corp. 5.00%, 7/1/2028	40,000	42,700
Public Service Electric and Gas Co. 3.00%, 5/15/2027	50,000	55,574
Southern California Edison Co.
Series C, 3.60%, 2/1/2045	35,000	38,824
Series C, 4.13%, 3/1/2048	81,000	98,114
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	31,208
4.50%, 8/15/2041	74,000	96,042
Tucson Electric Power Co.
3.05%, 3/15/2025	43,000	46,826
4.85%, 12/1/2048	69,000	92,223
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	68,013
5.00%, 7/31/2027 (a)	55,000	58,168
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	92,126

		2,488,046

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	26,000	27,203
Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	44,400

		71,603

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 4.25%, 4/1/2028	30,000	31,275
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	40,000	42,800

		74,075

Energy Equipment & Services — 0.3%
Baker Hughes a GE Co. LLC
4.49%, 5/1/2030	29,000	34,624
4.08%, 12/15/2047	30,000	34,488
Nabors Industries, Inc. 5.75%, 2/1/2025	15,000	5,490
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	110,000	112,270
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	103,000	114,412
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	17,160	16,023

		317,307

Entertainment — 0.4%
Cinemark USA, Inc. 4.88%, 6/1/2023	15,000	14,198
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	2,022
6.50%, 5/15/2027 (a)	10,000	11,075
4.75%, 10/15/2027 (a)	40,000	39,450
Netflix, Inc.
4.88%, 4/15/2028	100,000	114,500
5.88%, 11/15/2028	35,000	42,269
4.88%, 6/15/2030 (a)	55,000	63,594
Walt Disney Co. (The)
2.00%, 9/1/2029	47,000	48,725
3.80%, 3/22/2030	80,000	95,026
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	103,429

		534,288

Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	48,000	47,319
American Tower Corp. 2.10%, 6/15/2030	175,000	179,930
AvalonBay Communities, Inc. 3.35%, 5/15/2027	30,000	33,539
Brookfield Property REIT, Inc. 5.75%, 5/15/2026 (a)	24,000	22,080
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	96,084
Crown Castle International Corp. 3.25%, 1/15/2051	50,000	52,505
Duke Realty LP 1.75%, 7/1/2030	49,000	49,340

Investments	Principal Amount($)	Value($)
ERP Operating LP 3.25%, 8/1/2027	29,000	32,211
ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	25,000	25,381
GLP Capital LP 4.00%, 1/15/2030	10,000	10,721
Healthpeak Properties, Inc. 3.00%, 1/15/2030	34,000	37,127
Life Storage LP 2.20%, 10/15/2030	78,000	79,090
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	12,000	12,870
4.50%, 9/1/2026	35,000	36,925
National Retail Properties, Inc. 3.60%, 12/15/2026	34,000	37,283
Prologis LP 2.13%, 10/15/2050	147,000	137,430
Realty Income Corp.
4.13%, 10/15/2026	44,000	51,317
3.25%, 1/15/2031	9,000	10,185
RHP Hotel Properties LP 4.75%, 10/15/2027	25,000	24,813
Simon Property Group LP
2.75%, 6/1/2023	65,000	68,380
3.50%, 9/1/2025	73,000	80,417
3.25%, 9/13/2049	31,000	30,423
VICI Properties LP
4.25%, 12/1/2026 (a)	30,000	31,125
4.63%, 12/1/2029 (a)	20,000	21,313

		1,207,808

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
5.75%, 3/15/2025	48,000	49,506
4.63%, 1/15/2027 (a)	130,000	137,038
4.88%, 2/15/2030 (a)	20,000	21,874
New Albertsons LP 8.00%, 5/1/2031	10,000	12,225
Sysco Corp.
5.95%, 4/1/2030	90,000	118,833
3.30%, 2/15/2050	75,000	79,107
Walmart, Inc. 3.63%, 12/15/2047	15,000	19,233

		437,816

Food Products — 0.5%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	50,000	53,250
JBS USA LUX SA 5.75%, 6/15/2025 (a)	50,000	51,500
Kraft Heinz Foods Co.
3.00%, 6/1/2026	25,000	26,086
4.63%, 1/30/2029	35,000	40,141
5.00%, 6/4/2042	50,000	57,231

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026 (a)	65,000	67,600
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	57,000	65,710
Pilgrim’s Pride Corp. 5.75%, 3/15/2025 (a)	16,000	16,435
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	75,000	78,938
5.50%, 12/15/2029 (a)	25,000	27,125
4.63%, 4/15/2030 (a)	30,000	31,320
Tyson Foods, Inc. 4.35%, 3/1/2029	51,000	61,892

		577,228

Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	23,000	25,300
5.88%, 8/20/2026	10,000	11,237
Atmos Energy Corp. 5.50%, 6/15/2041	49,000	70,149
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	40,668
Brooklyn Union Gas Co. (The) 3.87%, 3/4/2029 (a)	10,000	11,549
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	33,000	35,568

		194,471

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 1.15%, 1/30/2028	20,000	20,274
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	110,000	115,775
Becton Dickinson and Co. 3.70%, 6/6/2027	80,000	91,820
Boston Scientific Corp. 4.70%, 3/1/2049	55,000	74,909
Medtronic, Inc. 4.38%, 3/15/2035	50,000	68,440
Teleflex, Inc. 4.63%, 11/15/2027	20,000	21,250

		392,468

Health Care Providers & Services — 1.9%
Centene Corp.
5.38%, 6/1/2026 (a)	54,000	56,767
4.63%, 12/15/2029	160,000	175,424
CommonSpirit Health
1.55%, 10/1/2025	13,000	13,193
2.78%, 10/1/2030	13,000	13,413
3.91%, 10/1/2050	15,000	15,902
Community Health Systems, Inc. 6.25%, 3/31/2023	25,000	25,531
CVS Health Corp. 2.88%, 6/1/2026	10,000	10,935

Investments	Principal Amount($)	Value($)
4.30%, 3/25/2028	200,000	235,214
2.70%, 8/21/2040	50,000	50,537
DaVita, Inc. 4.63%, 6/1/2030 (a)	125,000	131,406
Encompass Health Corp. 4.50%, 2/1/2028	85,000	88,947
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	11,858
HCA, Inc.
5.38%, 9/1/2026	155,000	176,119
4.50%, 2/15/2027	210,000	241,426
5.63%, 9/1/2028	245,000	287,287
5.88%, 2/1/2029	25,000	29,883
3.50%, 9/1/2030	25,000	25,858
MidMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	11,116
MultiCare Health System 2.80%, 8/15/2050	10,000	10,032
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	4,917
Rush Obligated Group Series 2020, 3.92%, 11/15/2029	50,000	57,901
Tenet Healthcare Corp.
4.63%, 9/1/2024 (a)	140,000	144,788
4.88%, 1/1/2026 (a)	125,000	128,750
5.13%, 11/1/2027 (a)	10,000	10,425
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	103,916
2.75%, 5/15/2040	82,000	89,839
4.63%, 11/15/2041	117,000	161,494
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	75,000	77,263

		2,390,141

Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	53,383
3.88%, 1/15/2028 (a)	17,000	17,485
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	19,000	20,038
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	75,000	79,406
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	14,000	13,440
Enterprise Development Authority (The) 12.00%, 7/15/2024 (a)	7,000	7,840
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	26,470
5.13%, 5/1/2026	79,000	81,705
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	20,000	20,950

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026	20,000	21,000
MGM Resorts International 5.50%, 4/15/2027	41,000	43,909
Scientific Games International, Inc. 5.00%, 10/15/2025 (a)	26,000	26,748
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	30,000	32,522
Starbucks Corp. 3.35%, 3/12/2050	50,000	55,308
Station Casinos LLC 5.00%, 10/1/2025 (a)	25,000	25,188
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	70,000	74,900
Wyndham Destinations, Inc. 5.65%, 4/1/2024 (e)	25,000	26,687
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	75,000	76,500
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	15,000	15,266
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	35,000	38,763

		757,508

Household Durables — 0.3%
Lennar Corp.
4.75%, 11/15/202 2 (e)	20,000	21,299
4.88%, 12/15/2023	25,000	27,613
4.75%, 5/30/2025	30,000	34,397
5.25%, 6/1/2026	20,000	23,650
Newell Brands, Inc.
4.70%, 4/1/2026 (e)	55,000	59,252
5.87%, 4/1/2036 (e)	50,000	60,000
Tempur Sealy International, Inc. 5.50%, 6/15/2026	80,000	83,332
Toll Brothers Finance Corp. 4.88%, 11/15/2025	13,000	14,674

		324,217

Household Products — 0.3%
Central Garden & Pet Co. 5.13%, 2/1/2028	95,000	100,974
Energizer Holdings, Inc. 4.38%, 3/31/2029 (a)	105,000	107,147
Kimberly-Clark Corp. 3.20%, 4/25/2029	39,000	45,071
Spectrum Brands, Inc. 5.75%, 7/15/2025	70,000	72,288

		325,480

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) 5.50%, 4/15/2025	79,000	81,425
Calpine Corp.
5.25%, 6/1/2026 (a)	70,000	72,524

Investments	Principal Amount($)	Value($)
5.13%, 3/15/2028 (a)	55,000	57,816
Exelon Generation Co. LLC 3.25%, 6/1/2025	37,000	39,864

		251,629

Industrial Conglomerates — 0.0% (c)
General Electric Co. 4.13%, 10/9/2042	40,000	44,960

Insurance — 0.6%
Aflac, Inc. 3.25%, 3/17/2025	16,000	17,758
Allstate Corp. (The) 5.35%, 6/1/2033	23,000	31,899
Athene Global Funding 2.95%, 11/12/2026 (a)	44,000	46,676
Berkshire Hathaway Finance Corp.
4.25%, 1/15/2049	24,000	32,531
2.85%, 10/15/2050	60,000	65,532
Jackson National Life Global Funding 2.50%, 6/27/2022 (a)	47,000	48,578
Lincoln National Corp. 3.35%, 3/9/2025	30,000	32,882
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	49,103
MetLife, Inc. 4.13%, 8/13/2042	74,000	94,587
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	56,847
New York Life Insurance Co. 3.75%, 5/15/2050 (a)	60,000	70,923
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a)(b)	27,000	29,086
Principal Financial Group, Inc. 3.70%, 5/15/2029	40,000	47,114
Progressive Corp. (The) 4.35%, 4/25/2044	39,000	51,426
Prudential Financial, Inc. 3.88%, 3/27/2028	45,000	52,853
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	43,000	63,261

		791,056

Interactive Media & Services — 0.0% (c)
Alphabet, Inc. 2.25%, 8/15/2060	30,000	29,721

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc.
3.15%, 8/22/2027	180,000	204,534
2.50%, 6/3/2050	77,000	81,255
2.70%, 6/3/2060	40,000	43,526
Expedia Group, Inc. 7.00%, 5/1/2025 (a)	35,000	38,325

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
MYT Holding LLC 7.50% (PIK), 9/25/2025 (a)(f)	4,964	4,907
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	13,065

		385,612

IT Services — 0.2%
Gartner, Inc. 3.75%, 10/1/2030 (a)	40,000	41,613
Global Payments, Inc. 2.90%, 5/15/2030	40,000	43,705
International Business Machines Corp. 5.60%, 11/30/2039	84,000	123,799
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	20,000	21,075

		230,192

Leisure Products — 0.1%
Mattel, Inc.
6.75%, 12/31/2025 (a)	53,000	55,740
5.88%, 12/15/2027 (a)	65,000	71,663

		127,403

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.60%, 10/1/2029	78,000	85,849

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023 (a)	15,000	15,206
Caterpillar, Inc. 4.30%, 5/15/2044	70,000	93,130
Colfax Corp. 6.00%, 2/15/2024 (a)	5,000	5,181
Parker-Hannifin Corp. 3.25%, 3/1/2027	87,000	96,772
Tennant Co. 5.63%, 5/1/2025	10,000	10,375
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	200,000	210,000

		430,664

Media — 2.1%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026 (a)	200,000	211,000
AMC Networks, Inc.
4.75%, 12/15/2022	20,000	20,025
5.00%, 4/1/2024	12,000	12,210
Charter Communications Operating LLC 4.80%, 3/1/2050	85,000	101,879
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	30,000	29,963
5.13%, 8/15/2027 (a)	97,000	97,970

Investments	Principal Amount($)	Value ($)
Comcast Corp.
2.35%, 1/15/2027	130,000	139,779
4.25%, 10/15/2030	69,000	85,146
3.90%, 3/1/2038	95,000	116,860
3.25%, 11/1/2039	106,000	121,028
4.75%, 3/1/2044	222,000	306,851
3.40%, 7/15/2046	15,000	17,406
4.00%, 3/1/2048	45,000	56,997
2.45%, 8/15/2052	70,000	68,740
2.65%, 8/15/2062	65,000	65,596
Cox Communications, Inc.
1.80%, 10/1/2030 (a)	55,000	55,162
2.95%, 10/1/2050 (a)	25,000	25,782
CSC Holdings LLC 5.50%, 4/15/2027 (a)	200,000	211,100
Diamond Sports Group LLC 5.38%, 8/15/2026 (a)	35,000	27,125
DISH DBS Corp.
6.75%, 6/1/2021	20,000	20,435
5.88%, 11/15/2024	136,000	144,641
7.75%, 7/1/2026	80,000	91,017
iHeartCommunications, Inc.
6.38%, 5/1/2026	25,000	26,469
8.38%, 5/1/2027	25,000	26,562
Lamar Media Corp.
5.75%, 2/1/2026	24,000	24,870
3.75%, 2/15/2028	40,000	40,400
Midcontinent Communications 5.38%, 8/15/2027 (a)	15,000	15,694
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	40,000	42,650
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	21,000	21,498
Sirius XM Radio, Inc.
5.38%, 7/15/2026 (a)	30,000	31,200
5.00%, 8/1/2027 (a)	110,000	115,744
ViacomCBS, Inc.
4.20%, 5/19/2032	72,000	85,186
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057 (b)	18,000	18,540
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	41,078
5.13%, 4/15/2027 (a)	25,000	26,469

		2,543,072

Metals & Mining — 0.6%
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	200,000	216,660
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (e)	30,000	32,475
Arconic Corp.
6.00%, 5/15/2025 (a)	40,000	43,100
6.13%, 2/15/2028 (a)	35,000	37,975
Commercial Metals Co.
4.88%, 5/15/2023	28,000	29,470

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	45,000	47,813
5.45%, 3/15/2043	60,000	75,000
Glencore Funding LLC (Australia)
1.63%, 9/1/2025 (a)	22,000	22,313
2.50%, 9/1/2030 (a)	37,000	36,880
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	85,000	87,658
Rio Tinto Finance USA Ltd. (Australia) 7.13%, 7/15/2028	54,000	75,990
United States Steel Corp. 12.00%, 6/1/2025 (a)	20,000	22,840

		728,174

Multi-Utilities — 0.4%
Ameren Corp. 3.50%, 1/15/2031	26,000	30,086
Berkshire Hathaway Energy Co.
3.25%, 4/15/2028	57,000	64,678
1.65%, 5/15/2031 (a)	80,000	80,257
5.15%, 11/15/2043	92,000	128,172
2.85%, 5/15/2051 (a)	40,000	41,679
Consolidated Edison Co. of New York, Inc. Series A, 4.13%, 5/15/2049	41,000	51,474
Puget Sound Energy, Inc. 5.76%, 7/15/2040	90,000	126,506

		522,852

Oil, Gas & Consumable Fuels — 2.8%
Antero Resources Corp. 5.13%, 12/1/2022	13,000	12,350
Apache Corp. 3.25%, 4/15/2022	65,000	65,000
Blue Racer Midstream LLC 6.13%, 11/15/2022 (a)	19,000	18,999
BP Capital Markets America, Inc.
3.02%, 1/16/2027	91,000	99,622
4.23%, 11/6/2028	265,000	315,212
3.00%, 2/24/2050	92,000	95,026
2.77%, 11/10/2050	55,000	54,465
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (b)(g)(h)	85,000	90,737
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (b)(g)(h)	155,000	170,934
Buckeye Partners LP
3.95%, 12/1/2026	10,000	9,812

Investments	Principal Amount($)	Value($)
4.13%, 12/1/2027	45,000	44,550
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	50,000	55,138
Cheniere Energy Partners LP
5.25%, 10/1/2025	22,000	22,578
5.63%, 10/1/2026	55,000	57,406
Chesapeake Energy Corp. 11.50%, 1/1/2025 (a)(d)	15,000	2,250
Chevron Corp.
2.00%, 5/11/2027	21,000	22,243
2.24%, 5/11/2030	18,000	19,340
2.98%, 5/11/2040	19,000	21,058
Chevron USA, Inc. 2.34%, 8/12/2050	70,000	67,976
Comstock Resources, Inc. 7.50%, 5/15/2025 (a)	20,000	19,950
Continental Resources, Inc. 5.00%, 9/15/2022	80,000	80,200
DCP Midstream Operating LP 5.38%, 7/15/2025	85,000	91,694
Diamondback Energy, Inc. 3.25%, 12/1/2026	16,000	16,933
EnLink Midstream Partners LP
4.40%, 4/1/2024	8,000	7,710
5.60%, 4/1/2044	9,000	6,660
Enterprise Products Operating LLC 2.80%, 1/31/2030	37,000	40,062
EQM Midstream Partners LP 4.00%, 8/1/2024	85,000	84,575
EQT Corp. 7.88%, 2/1/2025 (e)	80,000	91,600
Exxon Mobil Corp.
2.99%, 3/19/2025	18,000	19,664
2.61%, 10/15/2030	57,000	62,200
3.10%, 8/16/2049	75,000	79,613
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	39,000	39,304
2.60%, 10/15/2025 (a)	22,000	22,335
Gulfport Energy Corp.
6.63%, 5/1/2023 (d)	5,000	3,016
6.00%, 10/15/2024 (d)	10,000	6,025
Hilcorp Energy I LP 5.00%, 12/1/2024 (a)	26,000	25,350
HollyFrontier Corp. 2.63%, 10/1/2023	10,000	10,087
MEG Energy Corp. (Canada)
6.50%, 1/15/2025 (a)	8,000	8,160
7.13%, 2/1/2027 (a)	5,000	4,900
NGPL PipeCo LLC 4.38%, 8/15/2022 (a)	5,000	5,202
Noble Energy, Inc. 3.85%, 1/15/2028	120,000	138,901
NuStar Logistics LP 5.63%, 4/28/2027	20,000	20,500

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Occidental Petroleum Corp.
2.70%, 8/15/2022	37,000	36,456
2.90%, 8/15/2024	225,000	209,813
Parsley Energy LLC
5.38%, 1/15/2025 (a)	10,000	10,300
5.25%, 8/15/2025 (a)	65,000	67,437
PBF Holding Co. LLC 6.00%, 2/15/2028 (a)	20,000	10,500
Range Resources Corp. 4.88%, 5/15/2025	5,000	4,643
Southwestern Energy Co.
6.45%, 1/23/2025 (e)	10,000	10,225
7.50%, 4/1/2026	15,000	15,626
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	17,310
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	76,000	102,741
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	45,000	47,164
Sunoco LP 5.50%, 2/15/2026	22,000	22,610
Tallgrass Energy Partners LP 5.50%, 9/15/2024 (a)	12,000	11,880
Targa Resources Partners LP
5.13%, 2/1/2025	73,000	74,825
5.88%, 4/15/2026	100,000	105,250
6.88%, 1/15/2029	25,000	28,024
Total Capital International SA (France)
3.46%, 2/19/2029	135,000	155,787
3.46%, 7/12/2049	97,000	111,080
3.13%, 5/29/2050	30,000	32,839
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	90,000	97,392
5.10%, 3/15/2049	45,000	60,149
WPX Energy, Inc. 5.75%, 6/1/2026	85,000	89,569

		3,450,957

Personal Products — 0.1%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	15,000	16,121
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	78,000	86,529
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	30,000	30,743

		133,393

Pharmaceuticals — 1.3%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	23,000	22,770
AstraZeneca plc (United Kingdom)
1.38%, 8/6/2030	78,000	77,001
2.13%, 8/6/2050	110,000	103,906
Bausch Health Americas, Inc.

Investments	Principal Amount($)	Value($)
9.25%, 4/1/2026 (a)	263,000	291,983
8.50%, 1/31/2027 (a)	8,000	8,800
Bausch Health Cos., Inc.
7.00%, 3/15/2024 (a)	55,000	56,719
5.50%, 11/1/2025 (a)	55,000	56,655
5.75%, 8/15/2027 (a)	30,000	32,250
5.00%, 1/30/2028 (a)	30,000	29,991
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	40,000	40,289
3.40%, 7/26/2029	40,000	46,684
4.13%, 6/15/2039	137,000	176,381
2.35%, 11/13/2040	20,000	20,531
5.00%, 8/15/2045	43,000	62,420
Eli Lilly and Co.
4.15%, 3/15/2059	51,000	70,546
2.50%, 9/15/2060	26,000	26,213
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	10,000	10,800
Pfizer, Inc. 3.60%, 9/15/2028	168,000	198,432
Royalty Pharma plc
1.20%, 9/2/2025 (a)	16,000	16,135
1.75%, 9/2/2027 (a)	13,000	13,262
Takeda Pharmaceutical Co. Ltd. (Japan) 3.18%, 7/9/2050	200,000	213,750
Viatris, Inc. 1.65%, 6/22/2025 (a)	50,000	51,496

		1,627,014

Road & Rail — 0.3%
Avis Budget Car Rental LLC 5.25%, 3/15/2025 (a)	81,000	80,393
Burlington Northern Santa Fe LLC
4.70%, 9/1/2045	45,000	63,988
3.55%, 2/15/2050	41,000	51,371
3.05%, 2/15/2051	15,000	17,325
CSX Corp. 3.80%, 4/15/2050	50,000	62,661
Norfolk Southern Corp. 3.05%, 5/15/2050	55,000	60,907
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	44,000	44,169
Union Pacific Corp. 3.25%, 2/5/2050	25,000	28,624

		409,438

Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	7,000	7,595
Broadcom Corp. 3.88%, 1/15/2027	90,000	101,123
Broadcom, Inc. 4.11%, 9/15/2028	35,000	40,068
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	75,000	77,250

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Qorvo, Inc. 4.38%, 10/15/2029	50,000	53,953
QUALCOMM, Inc.
1.30%, 5/20/2028 (a)	155,000	155,646
3.25%, 5/20/2050	25,000	29,514

		465,149

Software — 0.5%
CDK Global, Inc. 5.88%, 6/15/2026	80,000	83,600
Microsoft Corp.
3.50%, 2/12/2035	20,000	24,944
2.68%, 6/1/2060	33,000	36,174
Nuance Communications, Inc. 5.63%, 12/15/2026	33,000	34,868
Open Text Corp. (Canada) 5.88%, 6/1/2026 (a)	14,000	14,595
Oracle Corp.
2.65%, 7/15/2026	205,000	223,602
2.95%, 4/1/2030	100,000	112,199
4.38%, 5/15/2055	102,000	136,102

		666,084

Specialty Retail — 0.7%
Gap, Inc. (The) 8.63%, 5/15/2025 (a)	60,000	66,675
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	45,000	46,048
Home Depot, Inc. (The)
3.90%, 12/6/2028	110,000	131,697
4.25%, 4/1/2046	130,000	173,034
3.13%, 12/15/2049	35,000	40,291
L Brands, Inc.
5.63%, 10/15/2023	10,000	10,683
6.88%, 11/1/2035	60,000	65,325
Lowe’s Cos., Inc. 4.05%, 5/3/2047	50,000	61,428
O’Reilly Automotive, Inc. 1.75%, 3/15/2031	18,000	17,900
Penske Automotive Group, Inc. 5.50%, 5/15/2026	80,000	83,200
PetSmart, Inc.
7.13%, 3/15/2023 (a)	24,000	23,699
5.88%, 6/1/2025 (a)	150,000	151,725
Staples, Inc.
7.50%, 4/15/2026 (a)	35,000	35,263
10.75%, 4/15/2027 (a)	23,000	21,620

		928,588

Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.
3.35%, 2/9/2027	35,000	39,906
2.20%, 9/11/2029	46,000	49,516
1.65%, 5/11/2030	21,000	21,708
3.85%, 5/4/2043	23,000	29,592

Investments	Principal Amount($)	Value($)
3.45%, 2/9/2045	65,000	79,665
4.38%, 5/13/2045	105,000	145,554
2.55%, 8/20/2060	80,000	82,944
Dell International LLC 6.10%, 7/15/2027 (a)	50,000	61,268
EMC Corp. 3.38%, 6/1/2023	56,000	57,820
Hewlett Packard Enterprise Co. 1.45%, 4/1/2024	34,000	34,745
NCR Corp.
5.75%, 9/1/2027 (a)	50,000	52,625
6.13%, 9/1/2029 (a)	66,000	71,552
Western Digital Corp. 4.75%, 2/15/2026	71,000	77,545
Xerox Corp. 4.38%, 3/15/2023 (e)	13,000	13,644

		818,084

Textiles, Apparel & Luxury Goods — 0.0% (c)
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	13,000	13,666
4.88%, 5/15/2026 (a)	20,000	21,500

		35,166

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025 (a)	13,000	12,512
Quicken Loans LLC 3.63%, 3/1/2029 (a)	120,000	119,267

		131,779

Tobacco — 0.9%
Altria Group, Inc.
3.40%, 5/6/2030	162,000	179,809
3.88%, 9/16/2046	95,000	102,256
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	315,000	349,993
4.39%, 8/15/2037	253,000	285,071
Philip Morris International, Inc.
3.13%, 3/2/2028	47,000	52,493
2.10%, 5/1/2030	175,000	180,867
4.38%, 11/15/2041	10,000	12,747

		1,163,236

Trading Companies & Distributors — 0.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	20,000	13,850
Air Lease Corp. 3.38%, 7/1/2025	37,000	39,022
United Rentals North America, Inc. 5.25%, 1/15/2030	155,000	173,212
WESCO Distribution, Inc.
5.38%, 6/15/2024	13,000	13,309
7.13%, 6/15/2025 (a)	105,000	114,319

		353,712

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Transportation Infrastructure — 0.0% (c)
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	21,000	22,007

Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	45,000	49,655
6.63%, 8/1/2026	15,000	16,688
Sprint Corp.
7.88%, 9/15/2023	8,000	9,220
7.13%, 6/15/2024	30,000	34,913
7.63%, 3/1/2026	155,000	192,740
T-Mobile USA, Inc.
5.13%, 4/15/2025	59,000	60,531
4.75%, 2/1/2028	10,000	10,738
2.05%, 2/15/2028 (a)	80,000	82,309
3.88%, 4/15/2030 (a)	165,000	189,237
2.55%, 2/15/2031 (a)	75,000	78,296
4.38%, 4/15/2040 (a)	75,000	91,597
4.50%, 4/15/2050 (a)	45,000	56,230

		872,154

TOTAL CORPORATE BONDS (Cost $46,087,187)		48,098,053

MORTGAGE-BACKED SECURITIES — 24.2%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	144,886	162,480
FHLMC Gold Pools, Other Pool # N31271, 4.50%, 1/1/2036	24,182	26,083
FHLMC UMBS, 20 Year Pool # RB5085, 2.00%, 11/1/2040	283,948	295,806
FHLMC UMBS, 30 Year Pool # QA5045, 4.00%, 11/1/2049	144,476	154,170
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	740,386	799,841
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	175,539	195,983
Pool # AL4244, 4.00%, 7/1/2042	184,071	207,453
Pool # BM1164, 3.50%, 12/1/2045	193,330	206,418
Pool # MA3073, 4.50%, 7/1/2047	53,615	58,609

Investments	Principal Amount($)	Value($)
Pool # BK4769, 5.00%, 8/1/2048	933,273	1,037,290
Pool # BN5013, 5.00%, 1/1/2049	198,398	225,755
Pool # BO1073, 4.50%, 6/1/2049	104,647	113,662
Pool # BO3039, 3.00%, 7/1/2049	273,265	291,435
Pool # BN6475, 4.00%, 7/1/2049	122,176	130,641
Pool # BO2562, 4.00%, 7/1/2049	175,292	187,484
Pool # BO4519, 4.00%, 8/1/2049	15,749	16,849
Pool # BO2203, 3.50%, 9/1/2049	665,587	701,793
FNMA, Other
Pool # AN3099, 2.53%, 10/1/2024	93,496	98,801
Pool # AM8846, 2.68%, 5/1/2025	148,644	159,236
Pool # AN7560, 2.90%, 12/1/2027	190,000	210,942
Pool # AN9917, 3.80%, 7/1/2028	343,820	400,377
Pool # AN8227, 3.13%, 2/1/2030	150,000	170,656
Pool # AN3609, 3.14%, 12/1/2031	125,000	142,975
Pool # BL6367, 1.82%, 4/1/2032	330,000	345,215
Pool # AN9725, 3.76%, 7/1/2033	106,218	127,015
Pool # MA1072, 3.50%, 5/1/2042	20,913	22,625
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 1.50%, 12/25/2050 (i)	4,040,000	4,087,689
TBA, 2.00%, 12/25/2050 (i)	13,513,000	14,037,783
TBA, 2.00%, 1/25/2051 (i)	4,510,000	4,676,415
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	72,418	77,128
Pool # BB3525, 4.00%, 9/20/2047	48,037	51,708
Pool # BM2418, 4.00%, 8/20/2049	46,007	49,933
Pool # BN7049, 4.50%, 8/20/2049	242,735	270,037
Pool # BP7160, 4.50%, 9/20/2049	113,683	126,497

TOTAL MORTGAGE-BACKED SECURITIES (Cost $29,388,409)		29,866,784

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
ASSET-BACKED SECURITIES — 15.7%
American Credit Acceptance Receivables Trust Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	280,000	297,317
American Homes 4 Rent Series 2015-SFR1, Class E, 5.64%, 4/17/2052 ‡(a)	150,000	164,880
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 ‡(a)	125,000	134,293
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 ‡(a)	93,943	101,713
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D, 3.42%, 4/18/2023	250,000	257,155
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	509,235
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 ‡(a)	375,000	392,910
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡(a)	350,000	350,543
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡(a)	425,000	425,989
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 ‡(a)	246,000	256,126
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	300,820
B2R Mortgage Trust Series 2016-1, Class B, 3.87%, 6/15/2049 ‡(a)	100,000	100,101
Carvana Auto Receivables Trust
Series 2020-N1A, Class B, 2.01%, 3/17/2025 (a)	500,000	509,695
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	110,000	113,697
CPS Auto Receivables Trust
Series 2015-C, Class D, 4.63%, 8/16/2021 (a)	7,386	7,398
Series 2017-C, Class D, 3.79%, 6/15/2023 (a)	88,155	89,395
Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	400,000	415,478
Credit Acceptance Auto Loan Trust Series 2020-1A, Class C, 2.59%, 6/15/2029 (a)	750,000	765,464

Investments	Principal Amount($)	Value($)
Delta Air Lines Pass-Through Trust
Series 2007-1, Class A, 6.82%, 8/10/2022	733	749
Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	15,316
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	787,724
DT Auto Owner Trust
Series 2017-3A, Class D, 3.58%, 5/15/2023 (a)	34,638	34,842
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	540,213
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	250,000	261,207
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	432,629
First Investors Auto Owner Trust
Series 2016-2A, Class D, 3.35%, 11/15/2022 (a)	90,000	90,784
Series 2017-1A, Class D, 3.60%, 4/17/2023 (a)	81,000	82,203
FirstKey Homes Trust Series 2020-SFR1, Class F1, 3.64%, 9/17/2025 ‡(a)	500,000	510,293
Flagship Credit Auto Trust
Series 2017-2, Class C, 2.96%, 7/15/2023 (a)	61,805	62,246
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	282,694
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	598,143	656,946
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 ‡(a)	300,000	308,984
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡(a)	150,000	154,391
Genesis Private Label Amortizing Trust Series 2020-1, Class B, 2.83%, 7/20/2030 (a)	220,000	221,249
Genesis Sales Finance Master Trust
Series 2019-AA, Class A, 4.68%, 8/20/2023 (a)	250,000	251,861
Series 2020-AA, Class C, 2.99%, 9/22/2025 (a)	300,000	299,566
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	150,000	152,257
Hertz Vehicle Financing II LP Series 2019-3A, Class B, 3.03%, 12/26/2025 (a)	101,000	101,030

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Hilton Grand Vacations Trust Series 2020-AA, Class C, 6.42%, 2/25/2039 ‡(a)	430,174	473,685
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 ‡(a)	189,569	193,147
Lendmark Funding Trust
Series 2018-2A, Class A, 4.23%, 4/20/2027 (a)	118,000	120,870
Series 2019-2A, Class C, 3.72%, 4/20/2028 ‡(a)	100,000	100,261
LL ABS Trust Series 2020-1A, Class B, 3.79%, 1/17/2028 (a)	350,000	354,437
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 ‡(a)	324,405	342,197
Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡(a)	152,116	154,702
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 ‡(a)	95,369	97,018
Nationstar HECM Loan Trust Series 2020-1A, Class A1, 1.27%, 9/25/2030 (a)(j)	287,278	287,358
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	400,000	397,644
Octane Receivables Trust Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	350,000	354,038
Oportun Funding IX LLC Series 2018-B, Class A, 3.91%, 7/8/2024 (a)	300,000	304,969
Oportun Funding LLC Series 2020-1, Class A, 2.20%, 5/15/2024 (a)	600,000	601,599
Prestige Auto Receivables Trust Series 2018-1A, Class D, 4.14%, 10/15/2024 (a)	115,000	119,704
Pretium Mortgage Credit Partners I LLC
Series 2019-CFL1, Class A1, 3.72%, 1/25/2059 ‡(a)(e)	223,449	223,206
Series 2020-NPL3, Class A1, 3.10%, 6/27/2060 (a)(e)	250,000	250,051
Progress Residential Trust
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 ‡(a)	300,000	298,871
Series 2017-SFR1, Class A, 2.77%, 8/17/2034 (a)	99,356	100,761
Series 2017-SFR1, Class D, 3.57%, 8/17/2034 ‡(a)	150,000	152,038

Investments	Principal Amount($)	Value($)
Series 2017-SFR1, Class E, 4.26%, 8/17/2034 (a)	375,000	381,716
Series 2018-SFR2, Class D, 4.34%, 8/17/2035 ‡(a)	100,000	101,644
Series 2018-SFR3, Class E, 4.87%, 10/17/2035 ‡(a)	100,000	102,491
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 ‡(a)	750,000	787,285
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044 (a)(j)	160,524	152,472
Regional Management Issuance Trust Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	300,000	303,875
Santander Drive Auto Receivables Trust Series 2019-1, Class C, 3.42%, 4/15/2025	90,000	91,805
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	157,761
Small Business Lending Trust Series 2020-A, Class A, 2.62%, 12/15/2026 (a)	201,798	200,654
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 ‡(a)	300,000	314,587
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	16,408	14,378
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	500,000	511,903
VOLT LXXX LLC Series 2019-NPL6, Class A1B, 4.09%, 10/25/2049 ‡(a)(e)	250,000	247,253
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050 (a)(e)	332,309	332,319
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 ‡(a)	275,499	290,692

TOTAL ASSET-BACKED SECURITIES (Cost $18,816,058)		19,356,784

U.S. TREASURY OBLIGATIONS — 12.7%
U.S. Treasury Bonds
5.00%, 5/15/2037	192,000	304,440

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.13%, 5/15/2040	240,000	230,587
4.38%, 5/15/2040	370,000	569,222
3.75%, 11/15/2043	668,000	973,453
3.00%, 11/15/2045	673,000	886,257
3.00%, 2/15/2047	338,000	447,507
3.38%, 11/15/2048	1,774,000	2,525,109
2.00%, 2/15/2050	1,097,000	1,208,800
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	165,628
1.13%, 2/28/2025	565,000	584,643
1.50%, 8/15/2026	434,000	459,345
2.88%, 5/15/2028	1,108,000	1,287,444
1.50%, 2/15/2030	999,000	1,061,750
U.S. Treasury STRIPS Bonds
1.04%, 5/15/2033 (k)	1,467,000	1,266,790
1.14%, 8/15/2039 (k)	1,297,000	1,022,901
2.18%, 8/15/2041 (k)	207,000	151,465
2.18%, 11/15/2041 (k)	845,000	629,476
2.41%, 2/15/2042 (k)	718,000	519,247
1.35%, 2/15/2045 (k)	649,000	445,513
3.26%, 8/15/2048 (k)	1,558,000	996,432

TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,185,010)		15,736,009

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	152,085	174,220
Series 4302, Class PA, 4.00%, 12/15/2043	134,143	148,403
Series 4281, Class BC, 4.50%, 12/15/2043 (j)	173,766	196,300
Fn jan31 1/15/2031 (i)	100,000	100,625
Fn jan34 1/1/2034 (i)	500,000	509,375
FNMA, REMIC
Series 2003-7, Class FA, 0.90%, 2/25/2033 (j)	146,418	148,319
Series 2013-108, Class GU, 3.00%, 10/25/2033	545,000	601,900
Series 2005-110, Class TY, 5.50%, 12/25/2035	79,572	92,993
Series 2007-89, Class F, 0.73%, 9/25/2037 (j)	162,053	163,797
Series 2011-112, Class PB, 4.00%, 11/25/2041	200,000	219,658
GNMA
Series 2010-H24, Class FA, 0.49%, 10/20/2060 (j)	97,387	97,229

Investments	Principal Amount($)	Value($)
Series 2014-H03, Class FA, 0.74%, 1/20/2064 (j)	103,749	104,123
Series 2015-H05, Class FC, 0.62%, 2/20/2065 (j)	329,916	329,320
New Residential Mortgage Loan Trust Series 2020-RPL2, Class A1, 3.58%, 8/25/2025 (a)(j)	97,755	97,833
Seasoned Credit Risk Transfer Trust
Series 2018-3, Class MA, 3.50%, 8/25/2057 ‡	114,770	124,333
Series 2019-1, Class MA, 3.50%, 7/25/2058 ‡	216,215	234,988
Series 2019-2, Class MA, 3.50%, 8/25/2058 ‡	235,457	256,589
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	776,547	831,204
Series 2020-3, Class TTW, 3.00%, 5/25/2060	886,324	942,053

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,223,097)		5,373,262

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
BAMLL Re-REMIC Trust Series 2014-FRR5, Class AK37, 2.52%, 1/27/2047 (a)(j)	600,000	574,866
Bancorp Commercial Mortgage Trust Series 2019-CRE6, Class D, 2.44%, 9/15/2036 ‡(a)(j)	150,000	140,981
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	48,369	49,214
Series K088, Class A2, 3.69%, 1/25/2029	350,000	414,658
Series Q014, Class X, IO, 2.80%, 10/25/2055 (j)	2,000,000	442,750
FNMA ACES Series 2017-M3, Class A2, 2.56%, 12/25/2026 (j)	350,000	381,251
FREMF Mortgage Trust
Series 2015-K720, Class B, 3.51%, 7/25/2022 (a)(j)	180,000	186,273
Series 2015-K44, Class B, 3.81%, 1/25/2048 (a)(j)	200,000	216,893
Series 2015-K45, Class B, 3.71%, 4/25/2048 (a)(j)	100,000	108,033
Series 2015-K48, Class B, 3.76%, 8/25/2048 (a)(j)	200,000	216,287

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a)(j)	200,000	218,953
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a)(j)	175,000	192,373
Series 2016-K52, Class B, 4.06%, 1/25/2049 (a)(j)	250,000	275,777
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a)(j)	50,000	53,123
Series 2017-K729, Class B, 3.80%, 11/25/2049 (a)(j)	300,000	322,331

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,579,003)		3,793,763

MUNICIPAL BONDS — 0.0% (c)
Ohio — 0.0% (c)
Ohio State University (The), General Receipts Rev., 5.59%, 12/1/2114 (Cost $32,789)	25,000	35,322

	Shares
COMMON STOCKS — 0.0% (c)
Oil, Gas & Consumable Fuels — 0.0% (c)
EP Energy Corp. *	275	6,737
Oasis Petroleum, Inc. *	109	3,728

		10,465

Professional Services — 0.0% (c)
NMG, Inc. *‡	1	65

TOTAL COMMON STOCKS (Cost $8,665)		10,530

	No. of Contracts
OPTIONS PURCHASED — 0.0% (c)
CALL OPTIONS PURCHASED — 0.0% (c)
Future Interest Rate Options — 0.0% (c)
U.S. Treasury 10 Year Note 12/24/2020 at USD 139.50, American Style Notional Amount: USD 12,200,000 Exchange-Traded * (Cost $9,806)	122	7,625

Investments	Shares	Value($)
PREFERRED STOCKS — 0.0% (c)
Internet & Direct Marketing Retail — 0.0% (c)
MYT Holding LLC, Series A, 10.00%, 6/6/2029 ‡ (Cost $3,247)	3,382	3,855

	No. of Warrants
WARRANTS — 0.0% (c)
Diversified Telecommunication Services — 0.0% (c)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD *‡	16	222

Media — 0.0% (c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD *‡	78	1

TOTAL WARRANTS (Cost $1)		223

	Shares
SHORT-TERM INVESTMENTS — 19.1%
INVESTMENT COMPANIES — 19.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (l)(m) (Cost $23,565,972)	23,565,972	23,565,972

Total Investments — 118.1% (Cost $141,899,244)		145,848,182
Liabilities in Excess of Other Assets — (18.1)%		(22,376,448)

Net Assets — 100.0%		123,471,734

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Defaulted security.
(e)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2020.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.

(k)	The rate shown is the effective yield as of November 30, 2020.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of November 30, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Futures contracts outstanding as of November 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation)($)
Long Contracts
U.S. Treasury 5 Year Note	50	03/2021	USD	6,300,000	3,806

Short Contracts
U.S. Treasury 2 Year Note	(13)	03/2021	USD	(2,871,070)	(1,119)
U.S. Treasury 10 Year Note	(4)	03/2021	USD	(552,438)	(40)
U.S. Treasury 10 Year Ultra Note	(12)	03/2021	USD	(1,884,187)	(533)
U.S. Treasury Long Bond	(6)	03/2021	USD	(1,048,125)	511
U.S. Treasury Ultra Bond	(6)	03/2021	USD	(1,294,125)	12,135

					10,954

					14,760

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

JPMorgan Core Plus Bond ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$12,577,484	$6,779,300	$19,356,784
Collateralized Mortgage Obligations	—	4,757,352	615,910	5,373,262
Commercial Mortgage-Backed Securities	—	3,652,782	140,981	3,793,763
Common Stocks
Oil, Gas & Consumable Fuels	3,728	6,737	—	10,465
Professional Services	—	—	65	65

Total Common Stocks	3,728	6,737	65	10,530

Corporate Bonds	—	48,098,053	—	48,098,053
Mortgage-Backed Securities	—	29,866,784	—	29,866,784
Municipal Bonds	—	35,322	—	35,322
Options Purchased
Call Options Purchased	7,625	—	—	7,625
Preferred Stocks	—	—	3,855	3,855
U.S. Treasury Obligations	—	15,736,009	—	15,736,009
Warrants	—	—	223	223
Short-Term Investments
Investment Companies	23,565,972	—	—	23,565,972

Total Investments in Securities	$23,577,325	$114,730,523	$7,540,334	$145,848,182

Appreciation in Other Financial Instruments
Futures Contracts	$16,452	$—	$—	$16,452

Depreciation in Other Financial Instruments
Futures Contracts	$(1,692)	$—	$—	$(1,692)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value :

	Balance as of February 29, 2020	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities
Asset-Backed Securities	$2,033,177	$(24)	$162,079	$(156)	$4,996,315	$(412,091)	$—	$—	$6,779,300
Collateralized Mortgage Obligations	691,915	—	9,997	(223)	—	(85,779)	—	—	615,910
Commercial Mortgage-Backed Securities	150,000	—	(9,019)	—	—	—	—	—	140,981
Common Stocks — Professional Services	—	—	(18)	—	83	—	—	—	65
Preferred Stocks — Internet & Direct Marketing Retail	—	—	609	—	3,246	—	—	—	3,855
Warrants — Diversified Telecommunication Services	—	—	223	—	—	—	—	—	223

Total	$2,875,092	$(24)	$163,871	$(379)	$4,999,644	$(497,870)	$—	$—	$7,540,334

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to $166,197.

To Come

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was $xx,xxx. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares (a)	—	111,875	111,875	—	—	—	—	8	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.03% (a)(b)	10,592,327	89,331,574	76,357,929	—	—	23,565,972	23,565,972	17,579	—

Total	$10,592,327	$89,443,449	$76,469,804	$—	$—	$23,565,972		$17,587	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.